Subsequent Events (Details) - USD ($)							1 Months Ended
	Sep. 30, 2024	Aug. 08, 2024	Aug. 05, 2024	Aug. 02, 2024	Jul. 03, 2024	Nov. 21, 2023	Sep. 30, 2024	Jul. 02, 2024	Jun. 30, 2024	Jun. 24, 2024	Mar. 28, 2024	Jan. 25, 2024
Subsequent Event [Line Items]
Aggregate principal amount											$ 224,000
Conversion price (in dollars per share)						$ 10.00			$ 2.00
Exercise price of warrants (in dollars per share)									11.50	$ 11.50
Bridge Warrants
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)									$ 11.50
Subsequent Event | Bridge Securities Purchase Agreement
Subsequent Event [Line Items]
Sale of common stock (in shares)	100,000
Subsequent Event | Bridge Securities Purchase Agreement | Bridge Warrants
Subsequent Event [Line Items]
Number Of Warrants Issued	740,741
Exercise price of warrants (in dollars per share)	$ 2.25						$ 2.25
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Shares issued to vendors for services rendered			227,500
Quantum Convertible Note | Subsequent Event
Subsequent Event [Line Items]
Months of guaranteed interest					18 months
ELOC
Subsequent Event [Line Items]
Aggregate principal amount						$ 500,000				$ 500,000
Conversion price (in dollars per share)						$ 10
ELOC | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount								$ 500,000
Conversion price (in dollars per share)								$ 10
Additional Bridge Notes
Subsequent Event [Line Items]
Aggregate principal amount						$ 150,000
Conversion price (in dollars per share)						$ 10.00
Debt instrument interest rate (in percentage)						8.00%
Default rate (in percentage)						24.00%
Additional Bridge Notes | Subsequent Event
Subsequent Event [Line Items]
Aggregate shares				14,199
Additional Bridge Notes Issued on January 25, 2024
Subsequent Event [Line Items]
Aggregate principal amount												$ 55,556
Additional Bridge Notes Issued on January 25, 2024 | Subsequent Event
Subsequent Event [Line Items]
Principal amount				$ 4,630
Additional Bridge Notes Issued on November 21, 2023
Subsequent Event [Line Items]
Aggregate principal amount						$ 111,111
Additional Bridge Notes Issued on November 21, 2023 | Subsequent Event
Subsequent Event [Line Items]
Principal amount				$ 27,778
Exchange Note
Subsequent Event [Line Items]
Conversion price (in dollars per share)										$ 10
Debt instrument interest rate (in percentage)										8.00%
Exchange Note | Subsequent Event
Subsequent Event [Line Items]
Principal amount		$ 500,000
Aggregate shares		213,759
September 2024 notes | Subsequent Event | Bridge Securities Purchase Agreement
Subsequent Event [Line Items]
Aggregate principal amount	$ 2,222,222.22						$ 2,222,222.22
Conversion price (in dollars per share)	$ 2.00						$ 2.00
Debt instrument interest rate (in percentage)	10.00%						10.00%
Default rate (in percentage)							24.00%